Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table provides a summary of compensation actually paid, as defined under SEC rules, to the principal executive officer (the “CEO”), the average compensation actually paid to the other non-CEO
NEOs (the “Other NEOs”), cumulative TSR for both the Company and the Pay Versus Performance Table peer group (the S&P Retailing Industry Group Index, cons
istent with Item 201(e) of Regulation
S-K),
net income and the Company-selected financial measure of operating income (as adjusted) for fiscal 2022, 2021 and 2020.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ in millions)	Company- Selected Financial Measure: Operating Income (as adjusted) ($ in millions)
	(1)	(2)	(3)	(4)	(5)	(6)		(7)
2022	17,472,005	13,650,690	4,975,514	(2,118,508)	195.43	126.69	6,437	12,660
2021	17,871,716	61,282,315	5,954,773	21,264,668	208.44	149.72	8,442	12,093
2020	23,075,881	49,750,173	8,196,572	16,505,885	145.94	141.39	5,835	9,647

(1)	Mr. Ellison has served as CEO for all years reported. The amount in this column is “Total” compensation for the CEO as reported in the Summary Compensation Table for the applicable fiscal year.

(2)
Compensation actually paid to the CEO is defined by the SEC to include not only actual take-home pay for the reported year, but also includes changes in the accounting fair value of vested and unvested equity awards. The equity-related values of compensation actually paid do not reflect the actual amount earned or realized upon exercise and/or sale by the NEOs. For outstanding PSU awards, fair value was calculated using a Monte-Carlo simulation, reflective of trending performance through fiscal year-end.
For options, fair value was calculated using the Black-Scholes option-pricing model. Changes in option fair values subsequent to the date of grant are based on, as of each measurement date, updated (i) stock price and (ii) assumptions (i.e., expected term, expected volatility, dividend yield and risk-free interest rate). The determination of the equity-related component for compensation actually paid for each fiscal year is further detailed in the CEO Compensation Actually Paid table below.

CEO Compensation Actually Paid	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table — Total Compensation	17,472,005	17,871,716	23,075,881
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(12,272,254)	(10,843,972)	(15,766,232)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	17,093,290	18,524,588	27,998,988
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,843,140)	31,130,480	13,696,970
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(5,011,107)	4,377,882	539,733
+ Dividends Paid During Fiscal Year on Unvested Stock Awards	211,896	221,621	204,833
= CEO Compensation Actually Paid (b)	13,650,690	61,282,315	49,750,173

(a)	None of the awards granted during the reported year vested in the year of grant.
(b)	The CEO was not eligible for any pension benefits.

(3)
The amount reported in this column is the average of “Total” compensation for the Other NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. The Other NEOs for 2022 are Mr. Denton (who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022), Mr. Sink (who replaced Mr. Denton as Executive Vice President, Chief Financial Officer, effective April 30, 2022), Mr. McFarland, Mr. Boltz and Ms. Godbole; for 2021 were Mr. Denton, Mr. McFarland, Mr. Boltz and Ms. Godbole; and for 2020 were Mr. Denton, Mr. McFarland, Mr. Boltz and Ms. Thalberg.

(4)
For 2022, compensation actually paid reflects the forfeiture of all outstanding, unvested stock awards for Mr. Denton, who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022, which resulted in a negative value that was significantly larger than the compensation actually paid in 2022 attributable to Mr. Sink, who replaced Mr. Denton as Executive Vice President, Chief Financial Officer, effective April 30, 2022. For outstanding PSU awards, fair value was calculated using a Monte-Carlo simulation, reflective of trending performance through fiscal year-end.
For options, fair value was calculated using the Black-Scholes option-pricing model. Changes in option fair values subsequent to the date of grant are based on, as of each measurement date, updated (i) stock price and (ii) assumptions (i.e., expected term, expected volatility, dividend yield and risk-free interest rate). The determination of the equity-related component for compensation actually paid for each fiscal year is further detailed in the Other NEO Average Compensation Actually Paid table below.

Other NEO Average Compensation Actually Paid	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table — Total Compensation	4,975,514	5,954,773	8,196,572
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,503,067)	(3,433,392)	(5,619,689)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	3,650,689	5,865,190	10,246,081
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (b)	(5,736,057)	11,141,105	3,407,431
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,561,651)	1,655,819	228,981
+ Dividends paid on Stock Awards during the Fiscal Year on Unvested Stock Awards	56,064	81,174	46,509
= Other NEO Average Compensation Actually Paid (c)	(2,118,508)	21,264,668	16,505,885

(a)   None of the awards granted during the reported year vested in the year of grant.
(b)   For 2022, includes ($5,024,404) attributable to Mr. Denton’s equity awards (related to a fair value of $25,122,018) that Mr. Denton forfeited as a result of his separation from the Company on April 30, 2022, averaged across the Other NEOs and ($711,653) attributable to the Other NEOs other than Mr. Denton.
(c)   The Other NEOs were not eligible for any pension benefits.

(5)
Company TSR reflects the
year-end
value assuming $100 was invested in Company stock at the market closing price on the last trading day of fiscal 2019, determined consistent with reporting requirements under Item 201(e) of Regulation
S-K.
Source: Bloomberg Total Return Analysis. The 2022 reporting year reflects cumulative TSR performance for fiscal years 2020 - 2022. The 2021 reporting year reflects cumulative TSR performance for fiscal years 2020 - 2021.

(6)
Peer group TSR reflects the
year-end
value assuming $100 was invested in the S&P Retailing Industry Group Index at the market closing price on the last trading day of fiscal 2019, consistent with reporting requirements under Item 201(e) of Regulation
S-K.
The 2022 reporting year reflects cumulative TSR performance for fiscal years 2020 - 2022. The 2021 reporting year reflects cumulative TSR performance for fiscal years 2020 - 2021.

(7)
Operating income for fiscal 2022 was adjusted for purposes of annual incentive awards to exclude the impact of the Company’s sale of its Canadian retail business
, as described on page 38. The Compensation Committee did not make any adjustments to GAAP operating income under the annual incentive awards for fiscal years 2020 and 2021.

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote [Text Block]	The amount reported in this column is the average of “Total” compensation for the Other NEOs, as reported in the Summary Compensation Table for the applicable fiscal year. The Other NEOs for 2022 are Mr. Denton (who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022), Mr. Sink (who replaced Mr. Denton as Executive Vice President, Chief Financial Officer, effective April 30, 2022), Mr. McFarland, Mr. Boltz and Ms. Godbole; for 2021 were Mr. Denton, Mr. McFarland, Mr. Boltz and Ms. Godbole; and for 2020 were Mr. Denton, Mr. McFarland, Mr. Boltz and Ms. Thalberg.
Peer Group Issuers, Footnote [Text Block]	Peer group TSR reflects the
year-end
value assuming $100 was invested in the S&P Retailing Industry Group Index at the market closing price on the last trading day of fiscal 2019, consistent with reporting requirements under Item 201(e) of Regulation
S-K.
	The 2022 reporting year reflects cumulative TSR performance for fiscal years 2020 - 2022. The 2021 reporting year reflects cumulative TSR performance for fiscal years 2020 - 2021.
PEO Total Compensation Amount	$ 17,472,005	$ 17,871,716	$ 23,075,881
PEO Actually Paid Compensation Amount	$ 13,650,690	61,282,315	49,750,173
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid to the CEO is defined by the SEC to include not only actual take-home pay for the reported year, but also includes changes in the accounting fair value of vested and unvested equity awards. The equity-related values of compensation actually paid do not reflect the actual amount earned or realized upon exercise and/or sale by the NEOs. For outstanding PSU awards, fair value was calculated using a Monte-Carlo simulation, reflective of trending performance through fiscal year-end.
For options, fair value was calculated using the Black-Scholes option-pricing model. Changes in option fair values subsequent to the date of grant are based on, as of each measurement date, updated (i) stock price and (ii) assumptions (i.e., expected term, expected volatility, dividend yield and risk-free interest rate). The determination of the equity-related component for compensation actually paid for each fiscal year is further detailed in the CEO Compensation Actually Paid table below.

CEO Compensation Actually Paid	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table — Total Compensation	17,472,005	17,871,716	23,075,881
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(12,272,254)	(10,843,972)	(15,766,232)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	17,093,290	18,524,588	27,998,988
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,843,140)	31,130,480	13,696,970
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(5,011,107)	4,377,882	539,733
+ Dividends Paid During Fiscal Year on Unvested Stock Awards	211,896	221,621	204,833
= CEO Compensation Actually Paid (b)	13,650,690	61,282,315	49,750,173

(a)	None of the awards granted during the reported year vested in the year of grant.
(b)	The CEO was not eligible for any pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 4,975,514	5,954,773	8,196,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,118,508)	21,264,668	16,505,885
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
For 2022, compensation actually paid reflects the forfeiture of all outstanding, unvested stock awards for Mr. Denton, who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022, which resulted in a negative value that was significantly larger than the compensation actually paid in 2022 attributable to Mr. Sink, who replaced Mr. Denton as Executive Vice President, Chief Financial Officer, effective April 30, 2022. For outstanding PSU awards, fair value was calculated using a Monte-Carlo simulation, reflective of trending performance through fiscal year-end.
For options, fair value was calculated using the Black-Scholes option-pricing model. Changes in option fair values subsequent to the date of grant are based on, as of each measurement date, updated (i) stock price and (ii) assumptions (i.e., expected term, expected volatility, dividend yield and risk-free interest rate). The determination of the equity-related component for compensation actually paid for each fiscal year is further detailed in the Other NEO Average Compensation Actually Paid table below.

Other NEO Average Compensation Actually Paid	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table — Total Compensation	4,975,514	5,954,773	8,196,572
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,503,067)	(3,433,392)	(5,619,689)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	3,650,689	5,865,190	10,246,081
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (b)	(5,736,057)	11,141,105	3,407,431
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,561,651)	1,655,819	228,981
+ Dividends paid on Stock Awards during the Fiscal Year on Unvested Stock Awards	56,064	81,174	46,509
= Other NEO Average Compensation Actually Paid (c)	(2,118,508)	21,264,668	16,505,885

(a)   None of the awards granted during the reported year vested in the year of grant.
(b)   For 2022, includes ($5,024,404) attributable to Mr. Denton’s equity awards (related to a fair value of $25,122,018) that Mr. Denton forfeited as a result of his separation from the Company on April 30, 2022, averaged across the Other NEOs and ($711,653) attributable to the Other NEOs other than Mr. Denton.
(c)   The Other NEOs were not eligible for any pension benefits.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As shown in the chart below, the CEO and Other NEOs compensation actually paid amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity awards, the value of which are tied directly to Company stock price performance, as well as the Company’s financial performance for PSU awards. Lower compensation actually paid to the CEO and Other NEOs in 2022 versus the prior year was substantially driven by a decline in the Company’s stock price, which resulted in a decrease in the fair value of equity awards, although our 2022 TSR outperformed peer group TSR for the year. Additionally, average compensation actually paid in 2022 for the Other NEOs declined materially versus 2021 due to the forfeiture of outstanding
, unvested equity awards by Mr. Denton, who resigned as the Company’s Executive Vice President, Chief Financial Officer, effective April 30, 2022.

*	In thousands except Company TSR.

Tabular List [Table Text Block]

Most Important Performance Measures

Sales

Operating Income (as adjusted)

Inventory Turnover

Pro Sales Growth

3-year average ROIC

3-year relative TSR vs. the median of S&P 500 companies

Total Shareholder Return Amount	$ 195.43	208.44	145.94
Peer Group Total Shareholder Return Amount	126.69	149.72	141.39
Net Income (Loss)	$ 6,437,000,000	$ 8,442,000,000	$ 5,835,000,000
Company Selected Measure Amount	12,660	12,093	9,647
PEO Name	Mr. Ellison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income (as adjusted)
Non-GAAP Measure Description [Text Block]
Operating income for fiscal 2022 was adjusted for purposes of annual incentive awards to exclude the impact of the Company’s sale of its Canadian retail business
, as described on page 38. The Compensation Committee did not make any adjustments to GAAP operating income under the annual incentive awards for fiscal years 2020 and 2021.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Inventory Turnover
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Pro Sales Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	3-year average ROIC
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	3-year relative TSR vs. the median of S&P 500 companies
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,272,254)	$ (10,843,972)	$ (15,766,232)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,093,290	18,524,588	27,998,988
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,843,140)	31,130,480	13,696,970
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,011,107)	4,377,882	539,733
PEO [Member] | Dividends Paid During Fiscal Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	211,896	221,621	204,833
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,503,067)	(3,433,392)	(5,619,689)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,650,689	5,865,190	10,246,081
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,736,057)	11,141,105	3,407,431
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,561,651)	1,655,819	228,981
Non-PEO NEO [Member] | Dividends Paid During Fiscal Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 56,064	$ 81,174	$ 46,509